Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other current liabilities
Professional service fee	¥ 9,391		¥ 5,643
Advertising expense payables	5,893		13,728
Promotional expense payables	1,099		4,571
Others	7,438		3,371
Total	¥ 23,821	$ 3,455	¥ 27,313